Schedule of Investments (unaudited)
October 31, 2024
iShares® Future Cloud 5G and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 2.5%
DuPont de Nemours Inc.	2,230	$185,068
Communications Equipment — 17.4%
Arista Networks Inc.(a)	738	285,193
Ciena Corp.(a)(b)	3,440	218,474
Juniper Networks Inc.	5,482	213,250
Lumentum Holdings Inc.(a)	1,657	105,832
Nokia OYJ	51,710	244,693
Telefonaktiebolaget LM Ericsson, Class B	28,200	236,432
		1,303,874
Diversified Telecommunication Services — 5.8%
Cellnex Telecom SA(c)	4,031	148,042
China Tower Corp. Ltd., Class H(c)	1,044,000	140,868
Infrastrutture Wireless Italiane SpA(c)	8,346	94,099
NetLink NBN Trust	74,400	50,426
		433,435
Electronic Equipment, Instruments & Components — 4.1%
Belden Inc.	953	108,518
Murata Manufacturing Co. Ltd.	8,000	139,769
Taiyo Yuden Co. Ltd.	3,200	55,967
		304,254
IT Services — 9.9%
Akamai Technologies Inc.(a)	1,378	139,288
Cloudflare Inc., Class A(a)	2,055	180,244
GDS Holdings Ltd., Class A(a)	19,500	52,590
Kyndryl Holdings Inc.(a)	4,030	92,247
NEXTDC Ltd.(a)	8,857	94,611
Twilio Inc., Class A(a)	2,297	185,253
		744,233
Semiconductors & Semiconductor Equipment — 32.9%
Broadcom Inc.	1,747	296,588
Diodes Inc.(a)	815	47,661
Infineon Technologies AG	3,996	126,372
Intel Corp.	3,873	83,347
MACOM Technology Solutions Holdings Inc., Class H(a)(b)	1,308	147,019
Marvell Technology Inc.	3,129	250,664
MediaTek Inc.	5,000	194,641
Micron Technology Inc.	2,164	215,643
Nvidia Corp.	3,473	461,075
NXP Semiconductors NV	771	180,800
Qorvo Inc.(a)	1,620	115,441
Qualcomm Inc.	1,219	198,417
Skyworks Solutions Inc.	1,582	138,552
		2,456,220
Security	Shares	Value
Software — 10.4%
Confluent Inc., Class A(a)	3,421	$89,528
Datadog Inc., Class A(a)	1,376	172,606
Dynatrace Inc.(a)	2,894	155,697
Elastic NV(a)	1,054	84,562
Nutanix Inc., Class A(a)	3,512	218,095
Teradata Corp.(a)	1,793	57,788
		778,276
Specialized REITs — 6.0%
American Tower Corp.	750	160,155
Crown Castle Inc.	1,347	144,789
SBA Communications Corp., Class A	627	143,878
		448,822
Technology Hardware, Storage & Peripherals — 10.7%
IEIT Systems Co. Ltd., Class A	2,400	15,679
Pure Storage Inc., Class A(a)	4,946	247,547
Seagate Technology Holdings PLC	2,023	203,048
Western Digital Corp.(a)	3,373	220,291
Wiwynn Corp.	2,000	113,705
		800,270
Total Long-Term Investments — 99.7% (Cost: $6,437,812)		7,454,452
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	376,330	376,593
Total Short-Term Securities — 5.1% (Cost: $376,546)		376,593
Total Investments — 104.8% (Cost: $6,814,358)		7,831,045
Liabilities in Excess of Other Assets — (4.8)%		(355,472)
Net Assets — 100.0%		$7,475,573

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Future Cloud 5G and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,539	$250,988 (a)	$—	$28	$38	$376,593	376,330	$89 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	3	—
				$28	$38	$376,593		$92	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	12/20/24	$11	$10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,796,984	$1,657,468	$—	$7,454,452
Short-Term Securities
Money Market Funds	376,593	—	—	376,593
	$6,173,577	$1,657,468	$—	$7,831,045

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Future Cloud 5G and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$10	$—	$—	$10

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.